LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of long term investments

	Equity
	securities
	without readily		Available for
	determinable	Equity method	sales	Held-to-maturity
	fair value	investments	investment	investment	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2017	180,758	295,225	33,753	—	509,736
Additions	437,373	63,718	—	—	501,091
Disposal	—	(2,035)	—	—	(2,035)
Share of profit (loss) in equity method investments	—	(41,143)	—	—	(41,143)
Impairment charges	(23,140)	—	—	—	(23,140)
Unrealized losses recorded in accumulated other comprehensive loss	—	—	(1,146)	—	(1,146)
Impact of exchange rate	6,755	671	1,869	—	9,295
Change in fair value	1,500	—	—	—	1,500
Reclassification of equity securities without readily determinable fair value from equity method investment	96,501	(96,501)	—	—	—
Balance at December 31, 2018	699,747	219,935	34,476	—	954,158
Additions	5,000	161,951	10,533	15,200	192,684
Disposal	(8,750)	(104,149)	(35,739)	—	(148,638)
Share of profit (loss) in equity method investments	—	(29,455)	—	—	(29,455)
Impairment charges	(154,898)	(22,830)	—	—	(177,728)
Unrealized losses recorded in accumulated other comprehensive loss	—	—	(99)	—	(99)
Impact of exchange rate	2,079	139	1,272	—	3,490
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)	—	16,272	—	—	16,272
Business combinations achieved in stages (Note 3)	—	(35,040)	—	—	(35,040)
Balance at December 31, 2019	543,178	206,823	10,443	15,200	775,644

Schedule of equity securities without readily determinable fair value

	December 31,	December 31,
	2018	2019
	RMB	RMB
Nanjing Lefang Intelligent Life Technology Development Co., Ltd ("Nanjing Lefang") (i)	281,236	181,368
Shanghai Xinzheng financial information consulting Co., Ltd.(ii)	129,786	129,786
Abakus Ltd. (Cayman) ("Abskus") (iii)	106,235	98,709
EZhou Rural Commercial Bank	40,000	40,000
Dawanjia Inc. (iv)	34,306	—
BitPay, Inc. (Delaware)(v)	27,472	27,847
GoopalGroup(vi)	18,681	18,936
Others(vii)	62,031	46,532
Total	699,747	543,178
(i)

In March 2018, the Group purchase an additional 21.28% equity interest of Nanjing Lefang, formerly known as Nanjing Banghang Information Consulting Limited, for a cash consideration of RMB250,000. The Group held a 30.53% equity interest as of December 31, 2018 and 2019. The investments contains various right, protection, and a liquidation preference. The investment is accounted for under the equity securities without readily determinable fair value of accounting as it is not considered to be in-substance common stock. Impairment loss of nil,  nil, and RMB99,868 was recognized in the consolidated statements of operations for the years ended December 31, 2017, 2018, and 2019, respectively. There were no observable price changes for the years ended December 31, 2017, 2018 and 2019. Due to continued decrease of operating result of Nanjing Lefang, the Group conducted an impairment assessment and recorded an impairment loss of RMB99,868 for the year ended December 31, 2019. In determining the fair value of the investment in Nanjing Lefang, the Group applied the market approach using unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation and an initial public offering.

(ii)

In September 2018, the Group purchased a 15% equity interest of Shanghai Xinzheng Financial Information Consulting Co., Ltd. for a total consideration of RMB129,786. The Group held a 15% equity interest as of December 31, 2018 and 2019. No impairment existed at December 31, 2018 and 2019 and there were no observable price changes for the years ended December 31, 2018 and 2019.

(iii)

In December 2014, the Group subscribed to 3,579,000 ordinary shares of Abakus (formerly known as Wecash Holdings Ltd.) for a cash consideration of RMB6,500. The Group held 22.17%,  19.30% and 18.97% equity interest as of December 31, 2017, 2018 and 2019, respectively. The Group recognized its share of profit in Abakus of RMB80,236 and RMB2,261 for the year ended December 31, 2017 and 2018, respectively. In February 2018, due to issuance of equity interests to new shareholders, the Group’s equity interest in Abakus was diluted from 22.17% to 19.86% and lost its ability to exercise significance influence. The investment in Abakus was accounted for under equity method prior to the dilution in the Group’s equity interest. The investment is accounted for under the equity securities without readily determinable fair value of accounting upon the cessation of the Group’s significant influence in February 2018. In July 2019, Abakus agrees to repurchase 75,796 ordinary shares held by the Group for a cash consideration of RMB14,807. A disposal gain of RMB6,057 was recognized, which is the difference between the consideration of RMB14,807 and the carrying value in Abakus, amounted to RMB8,750.  No impairment existed at December 31, 2017, 2018 and 2019, and there were no observable price changes for the years ended December 31, 2017, 2018 and 2019.

(iv)In July 2017, the Group acquired 2.39% of equity interest in Dawanjia Inc. ("Dawanjia") for a cash consideration of US$5,000. Impairment loss of nil,  nil, and RMB34,306 was recognized in consolidated statements of operations for the year ended December 31, 2017, 2018, and 2019, respectively. The Group determined that Dawanjia had encountered going concern issues due to the strengthened supervision in Industry of Online Lending Information Intermediary Services and poor operating results, the Group conducted an impairment assessment. In determining the fair value of the investment in Dawanjia, the Group applied the market approach and assesed the liquidation value due to going concern assumption is not applicable and fully impaired the investment in Dawanjia during the year ended December 31, 2019. There were no observable price changes for the years ended December 31, 2017, 2018 and 2019.

(v)In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for a cash consideration of US$ 4,000. The Group held 1.11% equity interest as of December 31, 2018 and 2019. No impairment existed at December 31, 2018 and 2019, and there were no observable price changes for the years ended December 31, 2018 and 2019.

(vi)In January 2018, the Group purchased a 1.94% equity interest in Goopal Group for a cash consideration of US$ 2,720. The Group held 1.94% equity interest as of December 31, 2018 and 2019. No impairment existed at December 31, 2018 and 2019 and there were no observable price changes for the years ended December 31, 2018 and 2019.

(vii)

Other investments represent several insignificant investments as of December 31, 2017, 2018 and 2019. Impairment losses of nil, RMB23,140 and RMB20,724 were reported in consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019 related to Shanghai Wujiu Information Technology Company Limited (“Shanghai Wujiu”), Ofo International Limited (“OFO"), and Orange Island Technology Inc.("Orange"). During the year ended in December 31, 2018, the Group determined that Shanghai Wujiu and OFO had encountered going concern issues due to their working capital deficiencies and poor operating results. As a result, the Group fully impaired the investments during the year ended December 31, 2018. During the year ended in December 31, 2019, the Group determined that Orange had encountered going concern issues and was in the process of liquidation. Thus, the Group fully impaired the investment during the year ended December 31, 2019.

Schedule of equity method investments

Equity method investments

	December 31,	December 31,
	2018	2019
	RMB	RMB
Xianhua Information Technology (Beijing) Limited (“Xianhua”)(i)	21,590	—
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull”)(ii)	33,439	26,675
Shenzhen Boya Chengxin Financial Service Limited(iii) (“Shenzhen Boya”)	71,531	—
Yoquant Technology (Beijing) Limited (“Yoquant”)(iv)	12,891	—
Suzhou Qingyu Technology Limited (“Suzhou Qingyu”)(v)	23,707	19,092
Shenzhen Lingxian(vi)	36,484	—
Cornerstone Unicorn No.3 Private Equity Investment Fund(vii)	—	132,859
Others	20,293	28,197
Total	219,935	206,823
(i)

In March 2017, the Group purchased an equity interest in Xianhua Information Technology (Beijing) Limited for a total cash consideration of RMB20,000. The Group determined that Xianhua had encountered going concern issues due to their operations terminated by regulatory authority. As a result, the Group fully impaired the investment during the year ended December 31, 2019. The Group held 20% equity interest as of December 31, 2018 and 2019 and recognized its share of profits of RMB1,503, RMB87, and RMB1,240 for the years ended December 31, 2017, 2018 and 2019, respectively.

(ii)

In September 2017, the Group purchased an equity interest of CSJ Golden Bull for a total cash consideration of RMB40,900. The Group held a 25% equity interest as of December 31, 2018 and 2019, and recognized its share of loss of RMB1,280, RMB6,181 and RMB6,764 for the years ended December 31, 2017, 2018, and 2019, respectively.

(iii)

In January 2016, the Group purchased a 51% equity interest in Shenzhen Boya for a cash consideration RMB nil. On September 27, 2017, due to additional capital funding provided by outside investor, the Group’s ownership percentage was diluted to 40% and loss control of Shenzhen Boya. The Group held 40% and nil equity interest as of December 31, 2018 and 2019 and recognized its share of loss of RMB13,755, RMB30,646 for the years ended December 31, 2017 and 2018, respectively and share of profit of RMB1,882 for the year ended December 31, 2019. In May 2019, the Group disposed all its shares in Boya to the third party for a total consideration of RMB10,000 and recorded a loss on disposal of RMB63,413.

(iv)

In June 2017, the Group purchased 21.07% capital of Yoquant for a total consideration of RMB15,440. In January 2019, the Group purchased all the remaining shares held by other parties for a total consideration of RMB48,358, thus the Group hold 100% of Yoquant's shares. The Group held 21.07% and 100% equity interest as of December 31, 2018 and 2019 and recognized its share of loss of RMB1,031, RMB1,518 and RMB223 for the years ended December 31, 2017, 2018 and 2019, respectively.

(v)

In July 2017, the Group purchased a 20% equity interest in Suzhou Qingyu for a total consideration of RMB10,000. The Group’s shareholding percentage decreased from 20% to 9.88% due to the issuance of equity interests to new shareholder. In June 2018, the Group purchased 3.15% equity interests of Suzhou Qingyu for a total consideration of RMB20,000. The Group held a 13.03% equity interest as of December 31, 2018 and 2019 and have ability to exercise significance influence. The Group recognized its share of loss of RMB1,210, RMB5,083 and RMB4,615 for the years ended December 31, 2017, 2018 and 2019.

(vi)

In March 2016, the Group entered into an agreement to purchase 5% equity interest of Shenzhen Lingxian for a total consideration of RMB3,000 and the investment was accounted for at cost. In early 2018, the Group recorded a RMB1,500 fair value increase as a result of observable price changes for an identical investment. In March 2018, the Group purchased an additional 23.75% equity interest of Shenzhen Lingxian for a total cash consideration of RMB 30,000. The Group held 28.75% and nil equity interest as of December 31, 2018 and 2019. The Group recognized its share of profit of RMB 1,984 and share of loss of RMB6,424 for the year ended December 31, 2018 and 2019. In December 2019, the Group disposed all its shares in Shenzhen Lingxian to a third party for a total consideration of RMB34,500 and recorded a gain on disposal of RMB4,440.

(vii)

In October 2019, the Group purchased 141,460,000 fund shares of Cornerstone Unicorn No.3 Private Equity Investment Fund for a total consideration of RMB141,460. The total shares of the fund is 152,460,000 and the fund manager shall make investment decisions independently. The fund manager can be replaced with the consent of all investors. The Group held 92% share interest as of December 31, 2019 and has ability to exercise significance influence. The Group recognized its share of loss of RMB8,601 for the year ended December 31, 2019.